Debt - Long-Term and Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Debt Instrument [Line Items]
Total Debt	$ 27,581	$ 11,634
Less: unamortized debt issuance costs	(624)	(131)
Total Debt, net of unamortized debt issuance costs	26,957	11,503
Less: short-term borrowings	(3,084)	(231)
Less: current portion of long-term debt	(1,742)	(1,596)
Long-Term Debt	22,130	9,675
Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 9,393	423
Secured Debt | Notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	11.50%
Long-term debt	$ 4,000	0
Secured Debt | Notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.50%
Long-term debt	$ 775	0
Secured Debt | Euro-denominated notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.10%
Long-term debt	$ 508	0
Secured Debt | Notes due Jun 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.90%
Long-term debt	$ 192	192
Secured Debt | Notes due Aug 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	9.90%
Long-term debt	$ 900	0
Secured Debt | Euro-denominated fixed rate bank loan due May 2025
Debt Instrument [Line Items]
Long-term debt	$ 136	154
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.50%
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.20%
Secured Debt | Floating rate bank loan due Jun 2025
Debt Instrument [Line Items]
Long-term debt	$ 1,855	0
Secured Debt | Floating rate bank loan due Jun 2025 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	7.50%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026
Debt Instrument [Line Items]
Long-term debt	$ 1,026	77
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	2.70%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	7.50%
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 18,188	11,211
Unsecured Debt | Revolver Facility Expires Aug 2024
Debt Instrument [Line Items]
Long-term debt	$ 3,083	0
Unsecured Debt | Revolver Facility Expires Aug 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.60%
Unsecured Debt | Notes due Oct 2020
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	4.00%
Short-term debt	$ 0	700
Unsecured Debt | Euro-denominated notes due Feb 2021
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.60%
Short-term debt	$ 429	550
Unsecured Debt | Euro-denominated notes due Nov 2022
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.90%
Short-term debt	$ 658	605
Unsecured Debt | Convertible notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 537	0
Unsecured Debt | Notes due Oct 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.20%
Long-term debt	$ 125	125
Unsecured Debt | Notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%
Long-term debt	$ 1,450	0
Unsecured Debt | Euro-denominated notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%
Long-term debt	$ 598	0
Unsecured Debt | Notes due Jan 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.70%
Long-term debt	$ 200	200
Unsecured Debt | Euro-denominated notes due Oct 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.00%
Long-term debt	$ 718	660
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021
Debt Instrument [Line Items]
Long-term debt	$ 32	221
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	0.30%
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.90%
Unsecured Debt | Euro-denominated floating rate bank loan due Apr 2023
Debt Instrument [Line Items]
Long-term debt	$ 1,860	1,596
Unsecured Debt | Euro-denominated floating rate bank loan due Apr 2023 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.30%
Unsecured Debt | Euro-denominated floating rate bank loan due Apr 2023 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.80%
Unsecured Debt | Floating rate bank loan due Sep 2024
Debt Instrument [Line Items]
Long-term debt	$ 300	300
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025
Debt Instrument [Line Items]
Long-term debt	$ 881	854
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.80%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.90%
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032
Debt Instrument [Line Items]
Long-term debt	$ 1,891	963
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.20%
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.10%
Long-term debt	$ 1,159	545
Unsecured Debt | Export credit facility fixed rate due Oct 2031
Debt Instrument [Line Items]
Long-term debt	$ 3,131	3,485
Unsecured Debt | Export credit facility fixed rate due Oct 2031 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	2.40%
Unsecured Debt | Export credit facility fixed rate due Oct 2031 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.40%
Unsecured Debt | Export credit facility floating rate due Dec 2031
Debt Instrument [Line Items]
Long-term debt	$ 1,138	174
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.50%
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%
Unsecured Debt | Euro-denominated floating rate commercial paper loan
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	0.00%
Long-term debt	$ 0	$ 231